ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
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March 24, 2017	Kathleen M. Nichols
T +1 617 854 2418
F +1 617 235 0862
kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Funds Trust (“Registrant”) SEC File Nos. 333-59745 and 811-08895

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed on March 23, 2017.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (617) 854-2418 if you have any questions or comments.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:	Kristen Freeman, Esq.
Paul A. Caldarelli, Esq.
Huey P. Falgout, Jr., Esq.
Elizabeth J. Reza, Esq.